LONG-TERM DEBT AND OTHER DEBTS - Narrative (Details)							12 Months Ended
	Jul. 19, 2023 CAD ($)	Feb. 08, 2023 USD ($)	Nov. 08, 2022 USD ($)	Nov. 08, 2022 CAD ($)	Aug. 19, 2021 CAD ($)	Jul. 01, 2021 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2023 CAD ($)	Jul. 19, 2023 USD ($)	Jul. 19, 2023 CAD ($)	Mar. 20, 2023 CAD ($)	Jan. 25, 2022 USD ($)	Aug. 11, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 224,942,365	$ 110,673,348
Development costs
Disclosure of detailed information about borrowings [line items]
Decrease through government assistance							310,311	163,219
Government Assistance Receivables
Disclosure of detailed information about borrowings [line items]
Reduction in property, plant and equipment							3,849,847	3,063,476
Revolving Credit Facility, Revolving Credit Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 200,000,000	$ 100,000,000
Debt, extended maturity (in years)													1 year
Borrowings availability llock									$ 10,000,000
Borrowings availability block, threshold (as a percent)									30.00%
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 12.2)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 50,000,000	23,573,074	10,381,986			$ 50,000,000	$ 26,991,772
Proportion of amount disbursed forgiven (as a percent)						30.00%
Eligible reimbursement on incurred debt cost	$ 50,000,000
Borrowings, interest rate (as a percent)						4.41%
Borrowings maturity, term (in years)						10 years
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 12.2) | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Non-compliance financial penalties											3,000,000
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 12.2) | Top of Range
Disclosure of detailed information about borrowings [line items]
Non-compliance financial penalties											$ 15,000,000
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 12.3)
Disclosure of detailed information about borrowings [line items]
Notional amount							21,982,156	9,358,929
Borrowings					$ 49,950,000		$ 15,124,280	6,189,814
Proportion of amount disbursed forgiven (as a percent)					30.00%
Borrowings maturity, term (in years)					15 years
Discount rate (as a percent)							4.03%
Borrowings, fair value							$ 7,329,216	3,226,695
Loans on research and development tax credits and subsidies receivable (Note 12.4)
Disclosure of detailed information about borrowings [line items]
Borrowings							22,682,595	22,150,030
Borrowings, interest rate (as a percent)				10.95%
Maximum borrowing capacity				$ 30,000,000
Advances			$ 22,233,751	$ 30,000,000
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 12.5)
Disclosure of detailed information about borrowings [line items]
Notional amount							19,283	41,472
Borrowings							$ 10,361	$ 34,802
Borrowings, interest rate (as a percent)							2.35%
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 12.5) | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)							2.35%
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 12.5) | Top of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)							4.25%
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 5,000,000
Credit Facility | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term (in years)		30 days
Credit Facility | Top of Range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term (in years)		120 days
Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)		1.50%
Non Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 44,532,212			$ 42,237,853
Borrowings, interest rate (as a percent)										11.00%	11.00%
Borrowings maturity, term (in years)	30 days
Maximum borrowing capacity										$ 44,148,002
Borrowings, interest rate (as a percent)										100.00%	100.00%
Debt instrument, covenant, default period (in days)	15 days
Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 44,656,323			$ 41,743,240
Borrowings, interest rate (as a percent)										0.75%	0.75%
Maximum borrowing capacity										$ 43,662,941
Borrowings, interest rate (as a percent)							150.00%
Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)										13.00%	13.00%
Maximum borrowing capacity										$ 74,005,000
Debt instrument, covenant, default period (in days)	15 days